Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Derivative Liabilities

NOTE 8.  DERIVATIVE LIABILITIES

The Company follows the authoritative guidance and accounts for derivative instruments at fair value. Gains and losses from changes in the fair value of derivatives are recognized in interest expense. The Company’s derivative instruments are stock warrants that contained anti-dilution provisions that were issued with certain debt and equity financings.

Warrants

During the past, the Company entered into financing agreements for convertible promissory notes and stock purchase agreements, which included both Class A and Class B warrants. The Company has issued an aggregate of 4,960,501 warrants under two new stock purchase agreements. Warrants issued under the new stock purchase agreements have no anti-dilution rights and are not liabilities. All warrants have 3-year terms and are exercisable for a purchase price of $0.21 per share or, in the case of Class B warrants, $0.315 per share.

The fair value of the warrants, which are derivative liabilities, was determined using the Black-Scholes option pricing model with the following assumptions:

	September 30,	December 31,
	2011	2010
Warrants:
Risk-free interest rate	0.13% - 0.42%	0.29% - 1.02%
Expected volatility	115% - 148%	10% - 167%
Expected life (in years)	0.58– 2.00	0.67 – 2.75
Expected dividend yield	-	-

Aggregate fair value of warrants outstanding	$595,911	$1,329,489

The aggregate intrinsic value of the warrants outstanding and exercisable as of September 30, 2011 and December 31, 2010 was $0 and $22,675, respectively. All warrants were fully exercisable and there was no unamortized cost to be recognized in future periods.

The following table summarizes certain information about the Company’s warrants to purchase common stock.

	Derivative Liabilities			Weighted
	Warrants	Warrants	Other	Average
	Class A	Class B	Warrants	Exercise Price

Outstanding at December 31, 2010	21,909,111	21,186,886	2,377,167	$0.244
Warrants Granted	—	—	2,583,334	0.210
Warrants Expired	(1,884,598)	(1,605,233)	—	0.211
Outstanding at September 30, 2011	20,024,513	19,581,653	4,960,501	$0.255

NOTE 8

Derivative Liabilities

The Company follows the authoritative guidance and accounts for its derivative instruments at fair value. Gains and losses from changes in fair values of derivatives are recognized currently in earnings. The Company’s derivative instruments resulted from the issuance of warrants to purchase shares of common stock associated with certain debt and equity financings that contained anti-dilutive provisions.

Warrants

During 2010 and 2009, the Company entered into financing agreements for convertible promissory notes payable and stock purchase agreements, which included both Class A and Class B warrants. During the fourth quarter of 2010, the Company issued 2,377,167 warrants to purchase common stock of the Company associated with two new stock purchase agreements under which the terms of the warrants have no anti-dilution rights. Warrants issued under the new agreements are not considered to be derivative instruments. All warrants have 3-year terms and are exercisable for a purchase price of $0.21 per share or, in the case of Class B warrants, $0.315 per share.

The following table summarizes certain information about the Company’s warrants to purchase common stock.

	Derivative Liabilities			Weighted
	Warrants Class A	Warrants Class B	Warrants	Average Exercise Price
Outstanding at December 31, 2008	13,987,204	9,634,763	—	$0.253
Warrants Granted	8,251,982	8,220,236	—	0.262
Warrants Expired	(3,305,382)	(2,203,588)	—	0.252
Outstanding at December 31, 2009	18,933,804	15,651,411	—	$0.258
Warrants Granted	7,356,033	7,356,031	2,377,167	0.255
Warrants Expired	(4,380,726)	(1,820,556)	—	1.42
Outstanding at December 31, 2010	21,909,111	21,186,886	2,377,167	$0.244

The fair value of the Company’s warrants were calculated using the following assumptions:

Warrants:	December 31, 2010	December 31, 2009

Risk-free interest rate	0.29%-1.02%	0.18%-1.45%
Expected volatility	10%-167%	0.69%-168%
Expected life (in years)	0.67-2.75	0.68-2.92
Expected dividend yield	-	-

Aggregate fair value of warrants outstanding:	$1,329,489	$1,406,665

The aggregate intrinsic value of the Class A and Class B warrants outstanding and exercisable as of December 31, 2010 was $22,675. All warrant shares were fully exercisable and there was no unamortized cost to be recognized in future periods.  The aggregate fair value of the warrants outstanding and exercisable as of December 31, 2010 was $1,329,489 and as of December 31, 2009 was $1,406,665.